FAIR VALUE DISCLOSURES - Summary of Financial Assets and Liabilities Measure at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Investment Securities, Available-for-sale	$ 3,971,932	$ 3,183,776
Loans Held-for-sale, Fair Value Disclosure	17,000	13,200
Derivatives	393,867	397,104
Liabilities
Derivatives	393,652	397,385
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 [Member] | Fair value
Assets
Loans Held-for-sale, Fair Value Disclosure	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 [Member]
Assets
Investment Securities, Available-for-sale	95	91
Derivatives		0
Total	95	91
Liabilities
Total	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 [Member] | Fair value
Assets
Loans Held-for-sale, Fair Value Disclosure	16,953	13,181
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 [Member]
Assets
Investment Securities, Available-for-sale	3,926,021	3,139,503
Derivatives		102,152
Total	4,336,913	3,549,799
Liabilities
Total	393,820	397,460
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 [Member] | Fair value
Assets
Loans Held-for-sale, Fair Value Disclosure	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 [Member]
Assets
Investment Securities, Available-for-sale	45,816	44,182
Derivatives		0
Total	45,816	44,182
Liabilities
Total	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Assets
Investment Securities, Available-for-sale	3,971,932	3,183,776
Loans Held-for-sale, Fair Value Disclosure	16,953	13,181
Derivatives		102,152
Total	4,382,824	3,594,072
Liabilities
Total	393,820	397,460
Interest Rate Contract [Member] | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 [Member]
Assets
Derivatives	0
Liabilities
Derivatives	0	0
Interest Rate Contract [Member] | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 [Member]
Assets
Derivatives	69,481
Liabilities
Derivatives	69,570	102,265
Interest Rate Contract [Member] | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 [Member]
Assets
Derivatives	0
Liabilities
Derivatives	0	0
Interest Rate Contract [Member] | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Assets
Derivatives	69,481
Liabilities
Derivatives	69,570	102,265
Foreign Exchange | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 [Member]
Assets
Derivatives	0	0
Liabilities
Derivatives	0	0
Foreign Exchange | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 [Member]
Assets
Derivatives	322,172	294,418
Liabilities
Derivatives	322,172	294,418
Foreign Exchange | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 [Member]
Assets
Derivatives	0	0
Liabilities
Derivatives	0	0
Foreign Exchange | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Assets
Derivatives	322,172	294,418
Liabilities
Derivatives	322,172	294,418
Cash Flow Hedging | Fair Value, Measurements, Recurring
Assets
Derivatives	708	387
Liabilities
Derivatives	0	619
Cash Flow Hedging | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 [Member]
Assets
Derivatives	0	0
Liabilities
Derivatives	0	0
Cash Flow Hedging | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 [Member]
Assets
Derivatives	708	387
Liabilities
Derivatives	0	619
Cash Flow Hedging | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 [Member]
Assets
Derivatives	0	0
Liabilities
Derivatives	0	0
Commodity | Fair Value, Measurements, Recurring
Assets
Derivatives	1,578	158
Liabilities
Derivatives	2,078	158
Commodity | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 [Member]
Assets
Derivatives	0	0
Liabilities
Derivatives	0	0
Commodity | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 [Member]
Assets
Derivatives	1,578	158
Liabilities
Derivatives	2,078	158
Commodity | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 [Member]
Assets
Derivatives	0	0
Liabilities
Derivatives	$ 0	$ 0